Management of Financial Risk (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Working capital	$ 2,900	$ 4,900
Cumulative adjustments on exchange differences on translation	(281)	727
Net income (Loss)	$ (1,125)	$ (1,960)	$ 6,791
Underlying Securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in market price, percentage	50.00%	60.00%